Derivative Financial Instruments Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Derivative Liability
Derivatives, Fair Value [Line Items]
Current derivative liability	$ (8,722)	$ (17,721)